Summary of Significant Accounting Policies Marketable securities (Policies)	12 Months Ended
Dec. 29, 2012
Cash and Cash Equivalents [Abstract]
Marketable Securities, Policy [Policy Text Block]
Marketable Securities: Marketable securities consist of publicly-traded equity securities that are classified as available-for-sale securities and investments in mutual funds that are classified as trading securities. On the balance sheet, available-for-sale securities and trading securities are classified as other current assets and other assets, respectively.
The following table summarizes the components of the balance of the Company's available-for-sale securities at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Adjusted cost	$9	$9
Gross unrealized gains	32	30
Fair value	$41	$39

Available-for-sale securities are reported at fair value based upon quoted market prices (see Note 12). Unrealized gains and losses, net of related incomes taxes, are recognized in accumulated other comprehensive income in shareholders' equity. Upon the sale of an available-for-sale security, the unrealized gain (loss) is reclassified out of accumulated other comprehensive income and reflected as a realized gain (loss) in net earnings. Realized gains (losses) are computed using the specific identification method and recognized as other income (expense). During 2012 and 2010, the Company sold available-for-sale securities, recognizing realized after-tax gains of $8 million and $3 million, respectively. The total pre-tax gains of $14 million and $5 million were recognized as other income (see Note 9) during 2012 and 2010, respectively. There were no realized gains (losses) from the sale of available-for-sale securities recorded during fiscal year 2011. Additionally, when the fair value of an available-for-sale security falls below its original cost and the Company determines that the corresponding unrealized loss is other-than-temporary, the Company recognizes an impairment loss to net earnings in the period the determination is made.

The Company's investments in mutual funds are reported at fair market value based upon quoted market prices (see Note 12) and are held in a rabbi trust, which is not available for general corporate purposes and is subject to creditor claims in the event of insolvency. These investments are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan (see Note 11).